Securities (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of the amounts recognized in earnings related to credit losses on securities
Credit Losses Recognized in Earnings, Credit Losses on Debt Securities Held, Beginning	$ 1,152	$ 1,022
Credit losses on securities for which other-than-temporary impairment was not previously recognized	0		1,022
Additional increases as a result of impairment charges recognized on investments for which an OTTI charge was not previously recognized	5	130
Credit Losses Recognized in Earnings, Credit Losses on Debt Securities Held, Ending	$ 1,157	$ 1,152	$ 1,022